Investment, Related Party (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Proceeds from sale of equity securities	$ 57	$ 560	$ 624
Biofrontera AG [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment in equity securities, shares			177,465	6,466,946